Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Operating Revenue

Operating revenue:

Year Ended March 31	2013	2014	2015
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,204,258	¥3,129,362	¥3,032,292
Intersegment	455,562	442,948	473,227

Total	3,659,820	3,572,310	3,505,519
Long distance and international communications business—
External customers	1,554,706	1,713,439	1,906,784
Intersegment	103,241	96,463	91,857

Total	1,657,947	1,809,902	1,998,641
Mobile communications business—
External customers	4,431,032	4,422,614	4,340,317
Intersegment	39,090	38,589	43,080

Total	4,470,122	4,461,203	4,383,397
Data communications business—
External customers	1,154,143	1,221,481	1,401,348
Intersegment	149,373	122,374	109,671

Total	1,303,516	1,343,855	1,511,019
Other—
External customers	356,601	438,278	414,576
Intersegment	895,261	890,248	857,664

Total	1,251,862	1,328,526	1,272,240
Elimination	(1,642,527)	(1,590,622)	(1,575,499)

Consolidated total	¥10,700,740	¥10,925,174	¥11,095,317

Schedule of Segment Profit

Segment profit:

Year Ended March 31	2013	2014	2015
	Millions of yen
Segment profit:
Regional communications business	¥92,965	¥127,240	¥168,860
Long distance and international communications business	121,293	127,476	113,568
Mobile communications business	836,446	817,230	635,751
Data communications business	85,818	67,916	86,361
Other	53,257	56,098	67,481

Total segment profit	1,189,779	1,195,960	1,072,021
Elimination	12,189	17,693	12,545

Consolidated operating income	1,201,968	1,213,653	1,084,566
Other income	92,995	172,082	49,408
Other expenses	97,316	91,540	67,345

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,197,647	¥1,294,195	¥1,066,629

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥213	¥203	¥(59)
Long distance and international communications business	622	1,895	916
Mobile communications business	(35,885)	(78,311)	(14,798)
Data communications business	106	228	87
Other	18,851	25,193	19,743

Consolidated total	¥(16,093)	¥(50,792)	¥5,889

Schedule of Segment Assets

Segment assets:

As of March 31	2013	2014	2015
	Millions of yen
Segment Assets:
Regional communications business	¥7,337,100	¥7,162,076	¥7,041,285
Long distance and international communications business	1,871,626	2,314,780	2,609,666
Mobile communications business	7,336,070	7,676,820	7,326,360
Data communications business	1,597,446	1,774,562	1,930,349
Other	10,422,450	10,664,076	10,589,357

Total segment assets	28,564,692	29,592,314	29,497,017
Elimination	(9,015,625)	(9,307,365)	(8,794,590)

Consolidated total	¥19,549,067	¥20,284,949	¥20,702,427

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See note 9.

Schedule of Other Significant Items

Other significant items:

Year Ended March 31	2013	2014	2015
	Millions of yen
Depreciation and amortization:
Regional communications business	¥794,246	¥751,906	¥734,518
Long distance and international communications business	142,309	149,734	162,610
Mobile communications business	701,658	719,132	663,344
Data communications business	137,961	135,358	148,927
Other	117,451	118,415	113,814

Total segment	1,893,625	1,874,545	1,823,213
Elimination	5,620	5,748	4,785

Consolidated total	¥1,899,245	¥1,880,293	¥1,827,998

Capital investments for segment assets:
Regional communications business	¥786,004	¥722,829	¥666,164
Long distance and international communications business	147,503	168,413	198,112
Mobile communications business	753,660	703,124	661,765
Data communications business	122,113	147,725	140,900
Other	160,695	150,672	150,582

Consolidated total	¥1,969,975	¥1,892,763	¥1,817,523

Point program expenses:
Regional communications business	¥5,801	¥7,713	¥8,803
Long distance and international communications business	1,321	484	1,335
Mobile communications business	74,651	70,837	67,705

Consolidated total	¥81,773	¥79,034	¥77,843

Goodwill impairment losses:
Long distance and international communications business	23,042	—	3,464
Mobile communications business	7,281	—	—
Data communications business	—	—	—

Consolidated total	¥30,323	¥—	¥3,464

Impairment of long-lived assets:
Regional communications business	347	36	1,640
Long distance and international communications business	648	279	1,732
Mobile communications business	1,851	—	30,161
Data communications business	1,719	3,526	2,358
Other	851	1,897	2,848

Consolidated total	¥5,416	¥5,738	¥38,739

Schedule of Operating Revenue

Transfers between operating segments are made at arm’s-length prices. Operating income is operating revenue less costs and operating expenses.

Geographic information:

Year Ended March 31	2013	2014	2015
	Millions of yen
Operating revenue:
Domestic	¥9,746,669	¥9,729,179	¥9,509,891
Foreign	954,071	1,195,995	1,585,426

Consolidated total	¥10,700,740	¥10,925,174	¥11,095,317